Revenue and segment information	12 Months Ended
Dec. 31, 2019
Revenue and segment information [abstract]
Revenue and segment information
5	Revenue and segment information

(a)	Disaggregation of revenue

In the following table, revenue is disaggregated by major products and/or service lines of revenue recognition. The table also includes a reconciliation of the disaggregated operating revenue to the Group’s reportable segments (Note 5 (b)).

For the year ended 31 December 2019	PRC power segment	Overseas segment	All other segments	Inter-segment revenue	Total
		Note i
-Sales of power and heat	152,806,163	12,129,652	—	—	164,935,815
-Sales of coal and raw materials	1,353,538	527,798	—	—	1,881,336
-Port service	—	—	505,485	(330,272)	175,213
-Transportation service	—	—	166,816	(118,297)	48,519
-Lease income	161,525	1,689,878	—	—	1,851,403
-Others	1,320,409	3,788,133	28,185	(19,612)	5,117,115
Total	155,641,635	18,135,461	700,486	(468,181)	174,009,401
Revenue:
-From contracts with customers within the scope of IFRS15					172,157,998
-From other sources					1,851,403

For the year ended 31 December 2018	PRC power segment	Overseas segment	All other segments	Inter-segment revenue	Total
-Sales of power and heat	154,816,070	11,490,601	—	—	166,306,671
-Sales of coal and raw materials	649,374	214,402	—	—	863,776
-Port service	—	—	441,637	(296,639)	144,998
-Transportation service	—	—	206,691	(153,334)	53,357
-Others	1,860,823	297,857	45,071	(21,929)	2,181,822
Total	157,326,267	12,002,860	693,399	(471,902)	169,550,624
Revenue:
-From contracts with customers within the scope of IFRS15					169,467,647
-From other sources					82,977

For the year ended 31 December 2017	PRC power segment	Overseas segment	All other segments	Inter-segment revenue	Total

-Sales of power and heat	138,950,879	9,974,563	-	-	148,925,442
-Sales of coal and raw materials	1,143,299	-	-	-	1,143,299
-Port service	-	-	470,498	(238,138)	232,360
-Transportation service	-	-	181,117	(107,287)	73,830
-Others	1,973,452	103,468	42,790	(35,197)	2,084,513

Total	142,067,630	10,078,031	694,405	(380,622)	152,459,444

Revenue:
From contracts with customer s within the scope of IFRS15					152,363,979
-From other sources					95,465

Note i: Overseas segment mainly consists of the operations in Singapore and the operation in Pakistan (consolidated since 31 December 2018).

The revenue from the sale of power and heat and sale of coal and raw materials is recognised at a point in time upon the transfer of products, whereas the revenue from port service, transportation service, maintenance service, and heating pipeline service is recognised over time during the provision of service.

(b)	Segment information

Directors and certain senior management of the Company perform the function as the chief operating decision maker (collectively referred to as the “senior management”). The senior management reviews the internal reporting of the Group in order to assess performance and allocate resources. The Company has determined the operating segments based on these reports. The reportable segments of the Group are the PRC power segment, overseas segment and all other segments (mainly including port and transportation operations). No operating segments have been aggregated to form a reportable segment.

Senior management assesses the performance of the operating segments based on a measure of profit before income tax expense under China Accounting Standard for Business Enterprises (“PRC GAAP”) excluding dividend income received from other equity instrument investments, share of profits of China Huaneng Finance Co., Ltd. (“Huaneng Finance”) and operating results of the centrally managed and resource allocation functions of headquarters (“segment results”). Other information provided, except as noted below, to the senior management of the Company is measured under PRC GAAP.

Segment assets exclude other equity instrument investments, investment in Huaneng Finance and assets related to the centrally managed and resource allocation functions of headquarters that are not attributable to any operating segment (“corporate assets”). Segment liabilities exclude liabilities related to the centrally managed and resource allocation functions of headquarters that are not attributable to any operating segment (“corporate liabilities”). These are part of the reconciliation to total assets and total liabilities of the consolidated statement of financial position.

All sales among the operating segments have been eliminated as internal transactions when preparing consolidated financial statements.

				(Under PRC GAAP)
	PRC power segment	Overseas segment	All other segments	Total
For the year ended 31 December 2019
Total revenue	155,641,635	17,610,861	700,486	173,952,982
Intersegment revenue	-	-	(468,181)	(468,181)
External revenue	155,641,635	17,610,861	232,305	173,484,801
Segment results	4,808,383	162,465	(204,137)	4,766,711
Interest income	162,973	100,177	1,404	264,554
Interest expense	(9,260,294)	(1,308,380)	(114,490)	(10,683,164)
Impairment loss	(5,320,376)	(6,119)	(485,325)	(5,811,820)
Credit loss	(6,570)	(67,987)	-	(74,557)
Depreciation and amortisation	(19,953,257)	(752,285)	(167,553)	(20,873,095)
Net gain / (loss) on disposal of non-current assets	132,902	4,189	(3)	137,088
Share of profits less losses of associates and joint ventures	745,980	-	240,330	986,310
Income tax expense	(2,501,763)	89,006	(22,140)	(2,434,897)

	PRC power segment	Overseas segment	All other segments	Total
For the year ended 31 December 2018
Total revenue	157,636,808	12,002,860	693,399	170,333,067
Inter-segment revenue	-	-	(471,902)	(471,902)
External revenue	157,636,808	12,002,860	221,497	169,861,165
Segment results	3,596,245	(363,636)	389,876	3,622,485
Interest income	163,699	69,841	2,198	235,738
Interest expense	(9,879,911)	(465,099)	(101,694)	(10,446,704)
Impairment loss	(895,121)	(251,031)	-	(1,146,152)
Credit loss	(38,368)	(4,210)	-	(42,578)
Depreciation and amortization	(18,909,485)	(774,625)	(142,179)	(19,826,289)
Net gain/ (loss) on disposal of non-current assets	70,186	(1,052)	(11)	69,123
Share of profits less losses of associates and joint ventures	640,057	737,185	307,417	1,684,659
Income tax expense	(1,146,997)	134,573	(16,523)	(1,028,947)

				(Under PRC GAAP)
	PRC power segment	Overseas segment	All other segments	Total
For the year ended 31 December 2017
Total revenue	142,578,381	10,078,031	694,405	153,350,817
Inter-segment revenue	-	-	(380,622)	(380,622)
External revenue	142,578,381	10,078,031	313,783	152,970,195
Segment results	2,307,505	(613,572)	302,191	1,996,124
Interest income	128,564	70,756	1,223	200,543
Interest expense	(9,128,621)	(450,928)	(145,112)	(9,724,661)
Impairment loss	(1,202,064)	(994)	(19,742)	(1,222,800)
Depreciation and amortization	(18,361,594)	(856,979)	(189,764)	(19,408,337)
Net loss on disposal of non-current assets	(580,325)	(995)	(3)	(581,323)
Share of profits less losses of associates and joint ventures	28,796	(36,114)	307,923	300,605
Income tax expense	(1,675,083)	99,150	(5,386)	(1,581,319)

				(Under PRC GAAP)
	PRC power segment	Overseas segment	All other segments	Total
31 December 2019
Segment assets	354,648,084	43,122,947	9,857,566	407,628,597
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	39,564,514	716,642	251,957	40,533,113
Investments in associates	13,187,050	-	3,540,265	16,727,315
Investments in joint ventures	1,239,866	-	1,232,556	2,472,422
Segment liabilities	(262,154,063)	(27,397,122)	(2,552,860)	(292,104,045)

31 December 2018
Segment assets	345,057,426	40,886,478	10,406,648	396,350,552
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	18,467,651	581,225	492,585	19,541,461
Investments in associates	12,351,738	-	3,275,398	15,627,136
Investments in joint ventures	1,111,854	-	1,239,876	2,351,730
Segment liabilities	(269,224,115)	(25,600,861)	(2,683,920)	(297,508,896)

A reconciliation of external revenue to operating revenue is provided as follows:

	For the year ended 31 December
	2019	2018	2017

External revenue (PRC GAAP)	173,484,801	169,861,165	152,970,195
Reconciling item:
Impact of restatement under PRC GAAP in relation to business combination under common control	-	(310,541)	(510,751)
Impact of recognition of BOT* related revenue under IFRS	524,600	-	-
Operating revenue per IFRS consolidated statement of comprehensive income	174,009,401	169,550,624	152,459,444

*BOT refer to the build-operate-transfer (Note 3)

A reconciliation of segment result to profit before income tax expense is provided as follows:

	For the year ended 31 December
	2019	2018	2017
Segment results (PRC GAAP)	4,766,711	3,622,485	1,996,124
Reconciling items:
Loss related to the headquarters	(155,395)	(354,162)	(170,210)
Share of profits of associate-Huaneng Finance	200,810	166,864	143,794
Dividend income of available-for-sale financial assets	-	-	124,918
Dividend income of other equity instruments investments	685	1,168	-
Gains on disposal of available-for-sale financial asset	-	-	1,479,732
Impact of restatement under PRC GAAP in relation to business combination under common control	-	7,121	145,682
Impact of other IFRS adjustments*	(1,693,351)	(1,470,329)	(918,307)
Profit before income tax expense per IFRS consolidated statement of comprehensive income	3,119,460	1,973,147	2,801,733

Reportable segments’ assets are reconciled to total assets as follows:

	As at 31 December
	2019	2018
Total segment assets (PRC GAAP)	407,628,597	396,350,552
Reconciling items:
Investment in Huaneng Finance	1,416,183	1,391,431
Deferred income tax assets	3,271,488	3,143,465
Prepaid income tax	139,617	134,477
Other equity instrument investments	779,217	2,083,419
Corporate assets	361,441	338,113
Impact of other IFRS adjustments*	14,653,520	16,461,854
Total assets per IFRS consolidated statement of financial position	428,250,063	419,903,311

Reportable segments’ liabilities are reconciled to total liabilities as follows:

	As at 31 December
	2019	2018
Total segment liabilities (PRC GAAP)	(292,104,045)	(297,508,896)
Reconciling items:
Current income tax liabilities	(748,957)	(231,299)
Deferred income tax liabilities	(996,021)	(1,050,326)
Corporate liabilities	(2,458,677)	(2,864,737)
Impact of other IFRS adjustments*	(1,563,317)	(2,126,383)
Total liabilities per IFRS consolidated statement of financial position	(297,871,017)	(303,781,641)

Other material items:

	Reportable segment total	Headquarters	Share of profits of Huaneng Finance	Impact of restatement under PRC GAAP in relation to business combination under common control	Impact of other IFRS adjustments*	Total
For the year ended 31 December 2019
Total revenue	173,484,801	-	-	-	524,600	174,009,401
Interest expense	(10,683,164)	(79,554)	-	-	-	(10,762,718)
Depreciation and amortisation	(20,873,095)	(14,147)	-	-	(1,079,563)	(21,966,805)
Impairment loss	(5,811,820)	-	-	-	(373,037)	(6,184,857)
Credit loss	(74,557)	-	-	-	-	(74,557)
Share of profits less losses of associates and joint ventures	986,310	-	200,810	-	(1,498)	1,185,622
Net gain/(loss) on disposal of non-current assets	137,088	-	-	-	(67,639)	69,449
Income tax expense	(2,434,897)	-	-	-	423,642	(2,011,255)
For the year ended 31 December 2018
Total revenue	169,861,165	-	-	(310,541)	-	169,550,624
Interest expense	(10,446,704)	(98,398)	-	58,690	-	(10,486,412)
Depreciation and amortisation	(19,826,289)	(26,122)	-	167,910	(1,231,613)	(20,916,114)
Impairment loss	(1,146,152)	-	-	(8)	(650,322)	(1,796,482)
Credit loss	(42,578)	-	-	1,611	-	(40,967)
Share of profits less losses of associates and joint ventures	1,684,659	-	166,864	-	(28,108)	1,823,415
Net gain/(loss) on disposal of non-current assets	69,123	(5)	-	-	(26,612)	42,506
Income tax expense	(1,028,947)	-	-	3,936	381,838	(643,173)
For the year ended 31 December 2017
Total revenue	152,970,195	-	-	(510,751)	-	152,459,444
Interest expense	(9,724,661)	(126,900)	-	102,557	-	(9,749,004)
Depreciation and amortisation	(19,408,337)	(38,819)	-	280,295	(1,468,972)	(20,635,833)
Impairment loss	(1,222,800)	-	-	34,313	1,275	(1,187,212)
Share of profits less losses of associates and joint ventures	300,605	-	143,794	-	(19,184)	425,215
Net (loss)/gain on disposal of non-current assets	(581,323)	3,174	-	(20)	(38,287)	(616,456)
Income tax expense	(1,581,319)	-	-	7,851	355,942	(1,217,526)

*
Other GAAP adjustments above primarily represented the classification adjustments and adjustments related to business combination and borrowing cost. Other than the classification adjustments, the differences will be gradually eliminated following subsequent depreciation and amortisation of related assets or the extinguishment of liabilities.

Geographical information (Under IFRS):

(i)	External revenue generated from the following countries:

	For the year ended 31 December
	2019	2018	2017
PRC	155,873,940	157,547,764	142,381,413
Overseas	18,135,461	12,002,860	10,078,031
Total	174,009,401	169,550,624	152,459,444

The geographical location of customers is based on the location at which the electricity was transferred, goods were delivered and services provided.

(ii)	Non-current assets (excluding financial assets and deferred income tax assets) are located in the following countries:

	As at 31 December
	2019	2018
PRC	327,410,156	317,850,476
Overseas	24,830,127	23,302,942
Total	352,240,283	341,153,418

The non-current asset information above is based on the locations of the assets.

The information on sales to major customers of the Group which accounted for 10% or more of external revenue is as follows:

In 2019, the revenue from grid companies under common control of State Grid Corporation of China within the PRC power segment in total accounted for 79% of external revenue (2018: 76%, 2017: 76%). The sales to a subsidiary of State Grid Corporation of China which accounted for 10% or more of external revenue is as follows:

	For the year ended 31 December
	2019		2018		2017
	Amout	Proportion	Amout	Proportion	Amout	Proportion
State Grid Shandong Electric Power Company	29,575,604	17%	31,156,948	18%	28,659,891	19%

(c)	Contract balances

The contract assets primarily relate to the Group’s rights to consideration for service completed but not billed at the reporting date. The contract assets are transferred to receivables when the rights become unconditional according to the contract.

The contract liabilities primarily relate to the advance received from customers for heat sales and heating pipeline upfront fees. The contract liabilities of RMB224 million at the beginning of the year has been recognised as revenue of heating pipeline service in 2019. The contract liabilities of RMB1,732 million at the beginning of the year has been recognized as revenue of heat sales in 2019.

(i)	The transaction price allocated to remaining performance obligations (unsatisfied or partially unsatisfied) are as follows:

	As at 31 December 2019	As at 31 December 2018
With 1 year	220,046	224,230
Over 1 year	2,223,208	2,024,452
Total (Note 27)	2,443,254	2,248,682

The transaction price allocated to the above remaining performance obligations expected to be recognized more than one year relate to the provision of heating pipeline services, of which the performance obligations are to be satisfied within 17 years. The amount disclosed above does not include variable consideration which is constrained.

(ii)	performance obligations

The Group has elected the practical expedient of not disclosing the remaining obligation excluding heating pipeline upfront fees. No information is provided about the performance obligations at 31 December 2019 that have an original expected duration of one year or less, as allowed by IFRS 15.